Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Summary of movements of goodwill and intangible assets
The following table summarizes the movements of goodwill and other intangible assets in 2019:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2019	8,899	2,980	249	5,369	4,440	5,960	494	19,492
Impact of business combinations	6		505					505
Additions			7				125	132
Reclassifications	—	—	(33)	—	—	—	33	—
Disposals and derecognitions(1)							(41)	(41)
December 31, 2019	8,905	2,980	728	5,369	4,440	5,960	611	20,088

Accumulated amortization
January 1, 2019			(3)	(4,184)	(2,592)	(1,906)	(128)	(8,813)
Amortization charge				(508)	(250)	(240)	(86)	(1,084)
Accumulated amortization on disposals and derecognitions(1)							40	40
December 31, 2019			(3)	(4,692)	(2,842)	(2,146)	(174)	(9,857)
Net book value at December 31, 2019	8,905	2,980	725	677	1,598	3,814	437	10,231

(1)	Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the allocation of the net book values of goodwill and other intangible assets by reporting segment at December 31, 2019:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,544		721	677	374	3,814	184	5,770
Vision Care	4,361		4		1,224		253	1,481
Not allocated to segment(1)		2,980						2,980
Net book value at December 31, 2019	8,905	2,980	725	677	1,598	3,814	437	10,231
(1) Alcon brand name
The following table summarizes the movements of goodwill and other intangible assets in 2018:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2018	8,895	2,980	242	5,368	4,094	5,960	370	19,014
Impact of business combinations	4				346			346
Additions			71	1			125	197
Disposals and derecognitions(1)			(64)				(1)	(65)
December 31, 2018	8,899	2,980	249	5,369	4,440	5,960	494	19,492

Accumulated amortization
January 1, 2018			(58)	(3,635)	(2,008)	(1,668)	(104)	(7,473)
Amortization charge				(510)	(247)	(238)	(24)	(1,019)
Accumulated amortization on disposals and derecognitions(1)			57					57
Impairment charge			(2)	(39)	(337)			(378)
December 31, 2018			(3)	(4,184)	(2,592)	(1,906)	(128)	(8,813)
Net book value at December 31, 2018	8,899	2,980	246	1,185	1,848	4,054	366	10,679

(1)	Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the allocation of the net book values of goodwill and other intangible assets by reporting segment at December 31, 2018:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,538		216	1,185	438	4,054	160	6,053
Vision Care	4,361		30		1,410		206	1,646
Not allocated to segment		2,980						2,980
December 31, 2018	8,899	2,980	246	1,185	1,848	4,054	366	10,679

Assumptions used in calculations for the recoverable amounts of goodwill and intangible assets
The following assumptions are used in the calculations for the recoverable amounts of goodwill and the Alcon brand name:

(As a percentage)	Surgical	Vision Care
Terminal growth rate	3.0	3.0
Discount rate (post-tax)	7.5	7.0

Intangible asset impairment charges	The following table shows the intangible asset impairment charges for 2019 and 2018:

($ millions)	2019	2018
Surgical	—	(378)
Vision Care	—	—
Total	—	(378)